Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment
Property, plant and equipment	R$ 197,688	R$ 185,682		R$ 192,006
IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 36,968	16,615		1,479
IT equipment [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	10.00%
IT equipment [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 24,102	8,390		9,908
Furniture, equipment and fittings [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	10.00%
Furniture, equipment and fittings [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 12,646	17,872		19,978
Property, buildings and improvements [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	5.00%
Property, buildings and improvements [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	20.00%
In progress [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 4,494	677		315
Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 119,086 [1]	141,737	[1]	159,873
Right of use assets [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate	6.00%
Right of use assets [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate	33.00%
Land [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 391	391		R$ 453
Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment	456,128	389,567
Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	80,262	44,181
Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	60,920	38,116
Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	53,027	54,508
Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment	4,494	677
Gross carrying amount [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	257,034	251,694
Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment	391	391
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment	(258,441)	(203,885)
Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment	(43,294)	(27,565)
Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment	(36,818)	(29,726)
Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment	(40,381)	(36,636)
Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment	0	0
Accumulated depreciation and amortisation [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	(137,948)	(109,957)
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment	R$ 0	R$ 0

[1]	Refers to recognition of new lease agreements of R$ 12,002 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 17.